UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM SPDSCL-HFCAA-GOV

GSG GROUP INC.
(Exact name of registrant as specified in charter)

Nevada	2750	37-1769300
(State or other jurisdiction of incorporation)	(Primary Standard Industrial Classification Number)	(IRS Employer Identification No.)

Flat 8-9, 5/F, Wing On Plaza, 62 Mody Road, Tsim Sha Tsui, KLN, Hong Kong

Tel: +852 3106 8189

(Address and telephone number of principal executive officers)

(Former name or former address, if changed since last report)

Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company. See the definitions of “large accelerated filer,” “accelerated filer” and “smaller reporting company” in Rule 12b-2 of the Exchange Act. (Check one):

Large accelerated filer	☐	Accelerated filer	☐
Non-accelerated Filer	☒	Smaller reporting company	☒
		Emerging growth company	☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

Supplemental Submission Pursuant to Item 9C(a) of Form 10-K

GSG Group Inc. (the “Company”) is submitting to the U.S. Securities and Exchange Commission (the “SEC”) the following information as required under Item 9C(a) of Form 10-K in relation to the Holding Foreign Companies Accountable Act (the “HFCAA”).

During the Company’s fiscal year 2022, the Company was identified by the SEC pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)) as having retained, for the preparation of the audit report on the Company’s financial statements included in the Form 10-K for the fiscal year 2022, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board had determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction. The Company retained JTC Fair Song CPA Firm, a registered public accounting firm located in Shenzhen, China, for the preparation of the audit report on the Company’s financial statements included in the Form 10-K for the fiscal year 2022.

However, on December 15, 2022, the PCAOB vacated its 2021 determinations that the positions taken by authorities in mainland China and Hong Kong prevented it from inspecting and investigating completely registered public accounting firms headquartered in those jurisdictions. Furthermore, to our knowledge, the PCAOB performed a full and on-site inspection and investigation on JTC Fair Song CPA Firm in early 2024 at the latter’s office in Shenzhen, China.

The Company has no awareness or belief that any governmental entity or organization in the foreign jurisdiction where JTC Fair Song CPA Firm is located owns shares of our capital stock. Similarly, no official from the government of the PRC or Hong Kong serves as a board member or officer within our Company or its operating subsidiaries. In addition to public filings, the Company reviewed its shareholders’ list as of December 31, 2022, the year-end date for the Company’s fiscal year of 2022. As of December 31, 2022, there are two shareholders whom beneficially owned more than 5% of the Company’s common stock, Medical Consult Europe B.V. and Decimus Beheer B.V. To the Company’s knowledge, none of these shareholders are a representative of any government entity in China or Hong Kong. In addition, to the Company’s knowledge, the Company’s directors, officers and senior management for the fiscal year 2022, consisting of Maarten Stuut, CEO, CFO and Director, Chester Jansen, COO and Director, and Gim Hooi OOI, CMO and Director, does not consist of representatives of any government entity in China or Hong Kong. Based on the absence of direct or indirect financial interest of foreign governmental entity or organization, and the absence of foreign government representation on our Board, we have determined that no governmental entity in mainland China or Hong Kong has the power to direct or control our management, policies, or possess a controlling financial interest. The Company did not rely upon any legal opinions or third-party certifications such as affidavits as the basis of its submission.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 24, 2024	By:	/s/ Wenqiu LIAO
	Name:	Wenqiu LIAO
	Title:	President and CEO

Date: September 24, 2024	By:	/s/ Ha Leong LAU
	Name:	Ha Leong LAU
	Title:	Director and CFO

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